Share-based Payments - Schedule of Share-Based Payment Expense as Reflected in the Consolidated Statement of Income/(Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment [Line Items]
Share-based payment expense	$ 4,415	$ 14,699	$ 13,950
General and administrative
Share-based Payment [Line Items]
Share-based payment expense	3,185	8,862	9,310
Research and development
Share-based Payment [Line Items]
Share-based payment expense	$ 1,230	$ 5,837	$ 4,640